CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 942	$ 877
Corporate bond	992
Corporate bond	1,203
Trade and other payables	892	944
Private placement notes	1,790	1,130
Acquisition consideration	170	188
Current swaps/forward foreign exchange contracts - outflow	2,581	2,331
Current swaps/forward foreign exchange contracts - inflow	2,544	2,331
Total	5,034	3,139
In one year
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	12	26
Corporate bond	20
Trade and other payables	891	941
Private placement notes	311	33
Acquisition consideration	72	83
Current swaps/forward foreign exchange contracts - outflow	2,581	2,331
Current swaps/forward foreign exchange contracts - inflow	2,544	2,331
Total	1,343	1,083
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	604	553
Corporate bond	20
Trade and other payables	1	1
Private placement notes	165	297
Acquisition consideration	34	63
Total	824	914
Between two and five years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	326	298
Corporate bond	61
Trade and other payables		1
Private placement notes	623	721
Acquisition consideration	59	32
Total	1,069	1,052
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	992
Corporate bond	1,102
Trade and other payables		1
Private placement notes	691	79
Acquisition consideration	5	10
Total	$ 1,798	$ 90